Trade and Other Payables (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)		Dec. 31, 2022 AED (د.إ)	Dec. 31, 2024 AED (د.إ)	[1]
Trade and Other Payables [Line Items]
Percentage of net profit	100.00%	100.00%				100.00%		100.00%
Total sales	$ 16,080	د.إ 59,044	د.إ 32,796			$ 35,415		د.إ 130,043		د.إ 577,064
Cost of AED	8,090	29,707	10,020			15,575		57,192		289,119
Net profit	7,989	29,337				19,840		72,851
Profit share payable		29,337			د.إ 29,337	19,840	[1]				[1]		د.إ 72,851
Cost of sales	$ 116,959	429,473	د.إ 357,443	$ 116,959	429,473	$ 328,571		1,206,514	د.إ 357,443	د.إ 62,969		د.إ 81,706
3D Printing [Member]
Trade and Other Payables [Line Items]
Total sales		59,044						130,043
Cost of sales		29,707						57,192
Net profit		29,337						د.إ 72,851
Future General Trading (FGT) [Member]
Trade and Other Payables [Line Items]
Percentage of net profit						50.00%		50.00%
Profit share payable		د.إ 102,188			د.إ 102,188

[1]	Profit Share Payable (FGT): The Company has agreed with Future General Trading (FGT) to share 100% of the net profit from 3D printing sales until the initial investment in the 3D printing machine has been fully recovered. Once the initial investment is fully recovered, the Company will switch to sharing 50% of the net profit with FGT.